SHARE-BASED COMPENSATION (Narrative) (Details)	12 Months Ended						12 Months Ended								12 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cash-settled performance units [Member] CNY	Dec. 31, 2011 Cash-settled performance units [Member] CNY	Dec. 31, 2012 Equity-settled performance units [Member] CNY	Dec. 31, 2011 Equity-settled performance units [Member] CNY	Dec. 31, 2010 Equity-settled performance units [Member] CNY	Dec. 31, 2012 Period One [Member] Cash-settled performance units [Member]	Dec. 31, 2012 Period Two [Member] Cash-settled performance units [Member]	Dec. 31, 2012 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2011 Ordinary shares [Member] Expedia [Member]	Dec. 31, 2012 ADS [Member] USD ($)	Dec. 31, 2012 2001 Plan [Member]	Dec. 31, 2012 2001 Plan [Member] Ordinary shares [Member]	Dec. 31, 2012 2004 Plan [Member]	Dec. 31, 2012 2004 Plan [Member] Cash-settled performance units [Member]	Dec. 31, 2012 2004 Plan [Member] Period One [Member]	Dec. 31, 2012 2004 Plan [Member] Period Two [Member]	Dec. 31, 2012 2004 Plan [Member] Ordinary shares [Member]	Aug. 04, 2004 2004 Plan [Member] Ordinary shares [Member] CNY	Dec. 31, 2012 2009 Plan [Member]	Dec. 31, 2012 2009 Plan [Member] Equity-settled performance units [Member] CNY	Dec. 31, 2012 2009 Plan [Member] Period One [Member]	Dec. 31, 2012 2009 Plan [Member] Period Two [Member]	Dec. 31, 2012 2009 Plan [Member] Ordinary shares [Member]	Dec. 31, 2012 2009 Plan [Member] Ordinary shares [Member] Period One [Member]	Dec. 31, 2012 2009 Plan [Member] Ordinary shares [Member] Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant																4,000,000					4,000,000						3,000,000
Authorized grants increase																5,500,000												6,000,000	12,000,000
Minimum vesting period										2 years
Vesting period for plan										5 years	3 years													2 years
Stock option expiration period															10 years				5 years	10 years					5 years	6 years
Period during which options are exercisable																			3 years	5 years					3 years	5 years
Fair value of options vested	$ 2,534,505	15,790,217	10,069,531	4,335,267
Fair value of options exercised		14,032,122	34,773,364	13,410,596
Fair value of performance units, vested							6,830,623	8,714,416	6,072,534
Price per share	$ 7.415													$ 14.83								5.25
Plan modification, options granted																								1,169,406
Number of Shares, Granted																		20,406						1,848,210
Options granted																							1,489,662
Incremental share-based compensation cost																								24,302,043
Exercised options to purchase													144,107		2,116		41,480						462,986
Options exercised, forfeited or expired												707,143
Unrecognized compensation cost related to non-vested stock options		70,657,237
Unrecognized compensation cost, recognition period	2 years 7 months 28 days	2 years 7 months 28 days
Common stock available for issuance												4,286										711,429
Accrued expenses and other current liabilities	31,937,026	198,970,866	127,803,167		892,697	1,004,262
Options cancelled																	302,762						1,158,984
Cash paid to settle performance units		948,780	1,149,517